Commitments And Contingencies (Summary Of Minimum Annual Rentals Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases [Member]
Operating Leased Assets [Line Items]
2012	$ 656
2013	636
2014	638
2015	560
2016	435
Thereafter	30
Total	2,955
Ground Leases [Member]
Operating Leased Assets [Line Items]
2012	474
2013	474
2014	489
2015	544
2016	544
Thereafter	11,208
Total	$ 13,733